Segment Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) Segment	Dec. 31, 2023 CAD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segments | Segment	4
Equity-accounted investees	$ 413,124	$ 538,331
Share of profit (loss) of equity-accounted investees	$ (65,459)	$ 6,758
Liquor Retail | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Liquor retail includes the sale of wines, beers and spirits through owned liquor stores.
Cannabis Retail | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Cannabis retail includes the private sale of adult-use cannabis products and accessories through corporate-owned and franchised retail cannabis stores.
Investments | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Investments include the deployment of capital to investment opportunities.
Cannabis Operations | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Cannabis operations include the cultivation, distribution and sale of cannabis for the adult-use and medical markets domestically and for export, and providing proprietary cannabis processing services, in addition to product development, manufacturing, and commercialization of cannabis consumer packaged goods.